                            TAX-FREE INVESTMENTS CO.

                             CASH RESERVE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)

                       Supplement dated December 14, 2000
         to the Statement of Additional Information dated July 28, 2000


Effective September 30, 2000, Charles T. Bauer retired from his positions as an officer and director of the Company and Robert H. Graham succeeded Mr. Bauer as Chairman of the Board.

The following information is added to the table appearing under the heading "MANAGEMENT - DIRECTORS AND OFFICERS" on page 17 of the Statement of Additional
Information:


                                                 POSITIONS
                                                 HELD WITH      PRINCIPAL OCCUPATION DURING AT
       "NAME, ADDRESS AND AGE                    REGISTRANT        LEAST THE PAST 5 YEARS
       ----------------------                    ----------     ------------------------------
       ALBERT R. DOWDEN (59)                      Director      Chairman of the Board of Directors, The
       1815 Central Park Drive                                  Cortland Trust (investment company) and
       P.O. Box 774000-PMB #222                                 DHJ Media, Inc.; and Director, Magellan
       Steamboat Springs, CO 80477                              Insurance Company. Formerly, Director,
                                                                President and Chief Executive Officer,
                                                                Volvo Group North America, Inc.; Senior
                                                                Vice President, AB Volvo; and Director,
                                                                The Hertz Corporation, Genmar Corporation
                                                                (boat manufacturer), National Media
                                                                Corporation and Annuity and Life Re
                                                                (Holdings), Ltd."